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K&L | GATES                    Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street NW
                               Washington, DC 20006-1600

                               T 202.778.9000    www.klgates.com

                               Diane E. Ambler
                               202.778.9886
                               Fax: 202.778.9100
                               diane.ambler@klgates.com
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November 1, 2013

EDGAR FILING

United States Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

          Re:    Metropolitan Life Separate Account E
                 Metropolitan Life Insurance Company
                 Form N-4 Registration Statement
                 File Nos. 333-190296 and 811-04001

Dear Sir or Madam:

   On behalf of Metropolitan Life Insurance Company ("MetLife") and Metropolitan Life Separate Account E (the "Account"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") pursuant to the Securities Act of 1933, as amended ("1933 Act"), the Investment Company Act of 1940, as amended ("1940 Act"), and Rule 101(a) of Regulation S-T, is a conformed electronic format copy of Pre-Effective Amendment No. 1 under the 1933 Act and Amendment No. 200 under the 1940 Act (the "Amendment") for the Account on Form N-4 with respect to the MetLife Gold Track Select flexible premium variable annuity contracts.

   The purposes of the Amendment are to address comments provided by Sonny Oh of the Commission staff on September 27, 2013 on the initial registration statement filed on August 1, 2013, include the required financial statements and to make minor conforming changes.

   The Amendment includes a delaying amendment in accordance with Rule 473 under the 1933 Act. MetLife requests that the Commission declare the Amendment effective on Monday, December 2, 2013 or as soon thereafter as practicable.

   This transmission contains conformed signature pages, the manually signed originals of which are maintained at MetLife's offices. Please contact Andras
P. Teleki at (202) 778-9477 or the undersigned at (202) 778-9886 with any questions comments.

                                      Sincerely,

                                      /s/ Diane E. Ambler

                                      Diane E. Ambler

Enclosure

cc     Sonny Oh, SEC